PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES AMOUNT DUE BY CUSTOMER TYPE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Due from third parties	¥ 452,921			¥ 282,229
Due from related parties	242,601			83,848
Total prepayments and other receivables	¥ 695,522	$ 106,593		¥ 366,077

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.